SHARE-BASED PAYMENT PLANS (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received	1,540,867
Number of Telefnica Commemoration Shares that each plan participant may receive	100
Expense from share-based payment transactions with employees	R$ 57,359	R$ 38,528
Total	1,285,334,000	1,097,326,000
Consolidated liability balances of the share compensation plans	R$ 154,689,000	R$ 77,175,000
TFSP Cycle 2021-2023
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received	812,791
TFSP 2023-2025 cycle
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received	1,049,515
TFSP 2022-2024 cycle
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received	404,532
TFSP 2023-2025 cycle2
SHARE-BASED PAYMENT PLANS
Number of potential shares to be received	477,488
Telefnica Global Incentive Share Purchase Plan: Plan 100 | Minimum
SHARE-BASED PAYMENT PLANS
Monthly employee contributions to acquire Company's shares	R$ 25
Telefnica Global Incentive Share Purchase Plan: Plan 100 | Maximum
SHARE-BASED PAYMENT PLANS
Monthly employee contributions to acquire Company's shares	R$ 150